Short term investments (Details 1)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Defined Benefit Plan Disclosure [Line Items]
Marketable securities	$ 127,404,355	¥ 867,738,320	¥ 1,138,090,600
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Marketable securities		867,738,320	1,138,090,600
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Marketable securities
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Marketable securities